Share-based payments (Details 3)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Payments
Most relevant vesting periods for the grants outstanding	53.82%	55.81%
Most relevant vesting periods for grants outstanding1	37.32%	34.69%
Description of awards vesting period	3.1 years	3.8 years